Segment - Summary of Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,165	$ 2,318
PRC [Member]
Segment Reporting Information [Line Items]
Long-lived assets	858	1,666
Hong Kong [Member]
Segment Reporting Information [Line Items]
Long-lived assets	300	637
Others [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 7	$ 15